Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		5 Months Ended		5 Months Ended
	Jun. 29, 2013	Dec. 31, 2012	Jun. 29, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Jul. 02, 2013 Subsequent Event sqft	May 20, 2013 Subsequent Event	May 20, 2013 Subsequent Event	Jul. 28, 2013 Subsequent Event	May 20, 2013 Subsequent Event Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Options granted	1,518,515	2,524,492					545,182
Options granted, weighted-average exercise price	$ 10.34	$ 7.87					$ 13.11
RSUs granted			540,598	149,841					5,000
Stock split conversion ratio	0.3333					0.3333
Area of office space leased					105,664
Term of lease					51 months
Base rent					$ 10.7
Expired credit								$ 10.0